OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

15.         OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022
Rental deposits (1)	2,539	2,146
Prepayment for investments	910	1,009
Prepayment for property, plant and equipment	622	34
Others	117	49
	4,188	3,238

(1)	Rental deposits represent office and kindergartens rental deposits for the Group’s operations, which will not be refunded within one year.